Deposits by Banks (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Deposits by Banks

	Group
	2017	2016
	£m	£m
Items in the course of transmission	303	308
Securities sold under repurchase agreements	1,076	2,384
Deposits held as collateral	1,760	778
Other deposits(1)	10,645	6,299
	13,784	9,769

(1)	Includes drawdown from the TFS of £8.5bn (2016: £4.5bn).